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Ann H. Bierut
Paralegal
(860) 273-0241
Fax:  (860) 273-9407



December 13, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST EFFECTIVE AMENDMENT NO. 25 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: '84 AETNA INDIVIDUAL RETIREMENT ANNUITY; FILE NOS. 33-75992 AND 811-02513
     RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 33-75992 ("Amendment No. 25") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 25 which was declared effective on December 12, 2001. The text of Amendment No. 25 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241.

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut



Hartford Site
151 Farmington Avenue, TS31                  ING North America Insurance Company
Hartford, CT 06156-8975